Schedule of Investments
(unaudited)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Australia — 7.2%
Ampol Ltd. .................. 3,135 $ 81,323
ANZ Group Holdings Ltd. ........ 38,055 729,366
APA Group
(a)
................. 15,282 83,761
Aristocrat Leisure Ltd. ........... 7,248 202,951
ASX Ltd. ................... 2,583 111,748
Aurizon Holdings Ltd. ........... 23,960 62,475
BHP Group Ltd. ............... 63,854 1,846,271
BlueScope Steel Ltd. ........... 5,427 84,407
Brambles Ltd. ................ 17,128 180,257
CAR Group Ltd. ............... 4,552 106,999
Cochlear Ltd. ................ 828 182,103
Coles Group Ltd. .............. 16,964 187,269
Commonwealth Bank of Australia ... 21,116 1,656,328
Computershare Ltd. ............ 6,833 116,386
Dexus
(a)
.................... 14,431 74,357
EBOS Group Ltd. .............. 2,050 41,926
Endeavour Group Ltd. .......... 17,790 63,874
Fortescue Ltd. ................ 21,084 352,842
Glencore plc ................. 130,652 716,961
Goodman Group .............. 21,570 475,129
GPT Group (The)
(a)
............. 23,998 71,418
IDP Education Ltd. ............. 3,507 40,938
Insurance Australia Group Ltd. ..... 31,789 132,602
Lottery Corp. Ltd. (The) .......... 27,737 93,019
Macquarie Group Ltd. ........... 4,588 596,796
Medibank Pvt Ltd. ............. 35,917 88,001
Mineral Resources Ltd. .......... 2,132 98,367
Mirvac Group
(a)
............... 49,339 75,835
National Australia Bank Ltd. ....... 39,172 886,936
Northern Star Resources Ltd. ...... 14,036 132,438
Orica Ltd. ................... 5,916 70,367
Origin Energy Ltd. ............. 21,517 129,074
Pilbara Minerals Ltd.
(b)
.......... 36,594 91,318
Qantas Airways Ltd.
(c)
........... 12,572 44,632
QBE Insurance Group Ltd. ....... 18,704 221,095
Ramsay Health Care Ltd. ........ 2,295 84,488
REA Group Ltd. ............... 701 84,700
Reece Ltd. .................. 2,861 52,384
Rio Tinto Ltd. ................ 4,714 374,128
Rio Tinto plc ................. 14,216 898,805
Santos Ltd. .................. 39,997 202,501
Scentre Group ................ 66,680 147,264
SEEK Ltd. .................. 4,628 75,467
Seven Group Holdings Ltd. ....... 1,934 51,394
Sonic Healthcare Ltd. ........... 5,750 110,186
South32 Ltd. ................. 59,618 116,335
Stockland
(a)
.................. 29,531 93,314
Suncorp Group Ltd. ............ 15,622 166,748
Telstra Group Ltd. ............. 51,980 130,752
Transurban Group
(a)
............ 38,669 335,458
Treasury Wine Estates Ltd. ....... 9,492 76,995
Vicinity Ltd. .................. 52,795 73,281
Washington H Soul Pattinson & Co.
Ltd. ..................... 2,711 59,351
Wesfarmers Ltd. .............. 14,208 633,320
Westpac Banking Corp. ......... 44,011 748,546
WiseTech Global Ltd. ........... 2,036 124,528
Woodside Energy Group Ltd. ...... 23,895 476,284
Woolworths Group Ltd. .......... 15,101 326,424
15,572,222
Austria — 0.2%
Erste Group Bank AG ........... 4,223 188,209
Mondi plc ................... 5,529 97,384
Security
Shares
Shares Value
Austria (continued)
OMV AG ................... 1,883 $ 89,184
Verbund AG ................. 878 64,147
voestalpine AG ............... 1,524 42,753
481,677
Belgium — 0.8%
Ageas SA ................... 2,041 94,551
Anheuser-Busch InBev SA/NV ..... 11,054 672,901
D'ieteren Group ............... 260 57,642
Elia Group SA/NV ............. 423 45,661
Groupe Bruxelles Lambert NV ..... 1,105 82,551
KBC Group NV ............... 3,224 241,710
Lotus Bakeries NV ............. 5 48,279
Sofina SA ................... 198 44,401
Syensqo SA
(c)
................ 973 92,197
UCB SA .................... 1,583 195,416
Umicore SA ................. 2,657 57,284
Warehouses De Pauw CVA ....... 1,870 53,323
1,685,916
Brazil — 0.0%
Yara International ASA .......... 2,127 67,445
Burkina Faso — 0.0%
Endeavour Mining plc
(b)
.......... 2,311 46,895
Chile — 0.1%
Antofagasta plc ............... 4,848 124,526
China — 0.4%
BOC Hong Kong Holdings Ltd. ..... 46,500 124,680
ESR Group Ltd.
(b) (d) (e)
........... 25,200 26,999
Prosus NV .................. 18,595 582,031
SITC International Holdings Co. Ltd. . 17,000 31,080
Wharf Holdings Ltd. (The)
(b)
....... 13,000 42,736
Wilmar International Ltd. ......... 22,600 57,407
864,933
Denmark — 3.6%
AP Moller - Maersk A/S , Class A .... 41 52,534
AP Moller - Maersk A/S , Class B .... 52 67,800
Carlsberg A/S , Class B .......... 1,232 168,716
Coloplast A/S , Class B .......... 1,596 215,487
Danske Bank A/S .............. 8,851 265,675
Demant A/S
(c)
................ 1,275 63,372
DSV A/S .................... 2,217 360,384
Genmab A/S
(c)
................ 828 248,258
Novo Nordisk A/S , Class B ....... 41,113 5,273,705
Novonesis (Novozymes) B , Class B . 4,575 269,109
Orsted A/S
(c) (d) (e)
............... 2,416 135,003
Pandora A/S ................. 1,074 173,350
Rockwool A/S , Class B
(b) (c)
........ 102 33,561
Tryg A/S .................... 4,545 93,692
Vestas Wind Systems A/S
(c)
....... 12,748 355,588
7,776,234
Finland — 1.0%
Elisa OYJ ................... 1,747 77,887
Fortum OYJ ................. 5,443 67,200
Kesko OYJ , Class B ............ 3,461 64,700
Kone OYJ , Class B ............ 4,203 195,806
Metso OYJ .................. 8,391 99,676
Neste OYJ .................. 5,345 144,931
Nokia OYJ .................. 68,376 242,605
Nordea Bank Abp ............. 39,660 448,344
Orion OYJ , Class B ............ 1,385 51,628
Sampo OYJ , Class A ........... 5,770 246,126
Stora Enso OYJ , Class R ........ 7,327 101,890

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Finland (continued)
UPM-Kymmene OYJ ........... 6,733 $ 224,321
Wartsila OYJ Abp .............. 5,901 89,680
2,054,794
France — 10.3%
Accor SA ................... 2,525 117,883
Adevinta ASA
(c)
............... 4,445 46,593
Aeroports de Paris SA .......... 395 54,160
Air Liquide SA ................ 6,624 1,378,115
Airbus SE ................... 7,455 1,373,426
Alstom SA .................. 3,147 47,924
Amundi SA
(d) (e)
................ 804 55,224
Arkema SA .................. 729 76,749
AXA SA .................... 22,981 863,070
BioMerieux .................. 551 60,772
BNP Paribas SA .............. 13,011 926,317
Bollore SE .................. 9,369 62,596
Bouygues SA ................ 2,421 98,837
Bureau Veritas SA ............. 3,861 117,890
Capgemini SE
(b)
............... 1,942 446,875
Carrefour SA ................. 7,173 123,048
Cie de Saint-Gobain SA
(b)
........ 5,754 446,590
Cie Generale des Etablissements
Michelin SCA .............. 8,620 330,347
Covivio SA .................. 612 31,545
Credit Agricole SA ............. 13,581 202,600
Danone SA
(b)
................. 8,097 523,429
Dassault Aviation SA ........... 262 57,685
Dassault Systemes SE .......... 8,402 371,933
Edenred SE ................. 3,130 167,126
Eiffage SA .................. 933 105,888
Engie SA ................... 23,207 388,888
EssilorLuxottica SA ............ 3,709 840,638
Eurazeo SE
(b)
................ 537 47,054
Gecina SA .................. 601 61,389
Getlink SE .................. 4,327 73,673
Hermes International SCA ........ 402 1,027,424
Ipsen SA ................... 501 59,617
Kering SA ................... 927 367,169
Klepierre SA ................. 2,844 73,619
La Francaise des Jeux SAEM
(d) (e)
... 1,366 55,675
Legrand SA ................. 3,319 351,471
L'Oreal SA .................. 3,033 1,436,343
LVMH Moet Hennessy Louis Vuitton SE 3,479 3,130,393
Orange SA .................. 23,677 278,442
Pernod Ricard SA ............. 2,560 414,423
Publicis Groupe SA ............ 2,837 309,291
Remy Cointreau SA ............ 300 30,292
Renault SA .................. 2,327 117,421
Rexel SA ................... 2,854 77,095
Safran SA ................... 4,315 977,225
Sartorius Stedim Biotech
(c)
........ 340 96,977
SEB SA .................... 330 42,221
Societe Generale SA ........... 8,982 240,655
Sodexo SA
(b)
................. 1,160 99,439
Teleperformance SE ............ 735 71,394
Thales SA ................... 1,197 204,065
TotalEnergies SE .............. 27,314 1,878,914
Unibail-Rodamco-Westfield
(a) (c)
..... 1,432 115,199
Veolia Environnement SA
(b)
....... 8,666 281,921
Vinci SA .................... 6,287 806,802
Vivendi SE .................. 8,856 96,511
Worldline SA
(c) (d) (e)
............. 3,016 37,313
22,175,575
Security
Shares
Shares Value
Germany — 8.1%
adidas AG .................. 2,050 $ 458,029
Allianz SE (Registered)
(b)
......... 4,957 1,485,699
BASF SE
(b)
.................. 11,339 647,955
Bayer AG (Registered) .......... 12,329 377,570
Bayerische Motoren Werke AG .... 4,053 467,630
Bechtle AG .................. 1,038 54,863
Beiersdorf AG ................ 1,247 181,560
Brenntag SE ................. 1,628 137,210
Carl Zeiss Meditec AG
(b)
......... 529 66,033
Commerzbank AG ............. 13,381 183,911
Continental AG ............... 1,422 102,647
Covestro AG
(c) (d) (e)
.............. 2,490 136,203
Daimler Truck Holding AG
(b)
....... 6,799 344,538
Deutsche Bank AG (Registered) .... 24,097 379,534
Deutsche Boerse AG ........... 2,407 492,929
Deutsche Lufthansa AG (Registered)
(c)
8,000 62,874
Deutsche Post AG ............. 12,588 542,510
Deutsche Telekom AG (Registered)
(b)
40,666 987,147
E.ON SE
(b)
.................. 27,902 388,450
Evonik Industries AG ........... 2,692 53,248
Fresenius Medical Care AG ....... 2,588 99,443
Fresenius SE & Co. KGaA ........ 5,288 142,601
GEA Group AG ............... 1,958 82,785
Hannover Rueck SE ............ 747 204,548
Heidelberg Materials AG ......... 1,633 179,763
Henkel AG & Co. KGaA ......... 1,253 90,283
Infineon Technologies AG ........ 16,336 555,515
Knorr-Bremse AG ............. 925 69,962
LEG Immobilien SE
(c)
........... 886 76,099
Mercedes-Benz Group AG ........ 10,085 803,138
Merck KGaA ................. 1,648 290,601
MTU Aero Engines AG .......... 656 166,379
Muenchener Rueckversicherungs-
Gesellschaft AG (Registered) .... 1,710 834,721
Nemetschek SE ............... 741 73,346
Puma SE ................... 1,324 59,919
Rational AG ................. 65 56,004
Rheinmetall AG ............... 547 307,644
RWE AG ................... 7,979 271,184
SAP SE
(b)
................... 13,155 2,561,528
Scout24 SE
(d) (e)
............... 949 71,496
Siemens AG (Registered) ........ 9,617 1,836,259
Siemens Energy AG
(b) (c)
.......... 6,537 119,979
Siemens Healthineers AG
(b) (c) (d) (e)
.... 3,577 218,761
Symrise AG ................. 1,720 205,903
Talanx AG ................... 822 65,116
Volkswagen AG ............... 401 61,256
Vonovia SE .................. 9,148 270,340
Zalando SE
(c) (d) (e)
.............. 2,782 79,552
17,404,665
Hong Kong — 1.6%
AIA Group Ltd. ............... 143,154 962,936
CK Asset Holdings Ltd. .......... 25,159 103,672
CK Infrastructure Holdings Ltd. ..... 7,000 40,998
CLP Holdings Ltd. ............. 20,783 165,770
Futu Holdings Ltd. , ADR
(c)
........ 632 34,223
Hang Lung Properties Ltd. ........ 27,000 27,765
Hang Seng Bank Ltd. ........... 9,574 104,947
Henderson Land Development Co. Ltd. 18,836 53,789
HKT Trust & HKT Ltd.
(a)
.......... 50,100 58,456
Hong Kong & China Gas Co. Ltd. ... 140,220 106,282
Hong Kong Exchanges & Clearing Ltd. 15,007 437,278
Hongkong Land Holdings Ltd.
(b)
.... 13,800 42,373
Jardine Matheson Holdings Ltd.
(b)
... 2,000 74,603
Link REIT ................... 32,040 137,978

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hong Kong (continued)
MTR Corp. Ltd. ............... 20,000 $ 66,079
Power Assets Holdings Ltd. ....... 18,500 108,384
Prudential plc ................ 34,524 323,786
Sino Land Co. Ltd. ............. 45,311 47,106
Sun Hung Kai Properties Ltd. ...... 18,000 173,874
Swire Pacific Ltd. , Class A ........ 5,000 41,162
Swire Properties Ltd. ........... 15,600 32,814
Techtronic Industries Co. Ltd. ...... 17,500 237,788
WH Group Ltd.
(d) (e)
............. 100,500 66,338
Wharf Real Estate Investment Co. Ltd. 21,953 71,477
3,519,878
Ireland — 0.5%
AerCap Holdings NV
(c)
.......... 2,537 220,490
AIB Group plc ................ 18,365 93,229
Bank of Ireland Group plc ........ 13,611 138,901
Kerry Group plc , Class A ......... 1,915 164,089
Kingspan Group plc ............ 1,962 178,692
Smurfit Kappa Group plc ......... 3,336 152,108
947,509
Israel — 0.6%
Azrieli Group Ltd. .............. 564 40,696
Bank Hapoalim BM ............ 16,068 150,580
Bank Leumi Le-Israel BM ........ 19,532 162,360
Check Point Software Technologies
Ltd.
(c)
.................... 1,184 194,188
Elbit Systems Ltd. ............. 363 75,813
Global-e Online Ltd.
(c)
........... 1,152 41,875
ICL Group Ltd. ................ 9,360 49,606
Israel Discount Bank Ltd. , Class A .. 15,550 80,419
Mizrahi Tefahot Bank Ltd. ........ 1,858 69,656
Nice Ltd.
(c)
.................. 819 213,137
Teva Pharmaceutical Industries Ltd. ,
ADR
(c)
................... 13,824 195,057
Wix.com Ltd.
(c)
................ 700 96,236
1,369,623
Italy — 2.4%
Amplifon SpA ................ 1,578 57,522
Assicurazioni Generali SpA
(b)
...... 12,587 318,620
Banco BPM SpA .............. 15,408 102,514
Coca-Cola HBC AG ............ 2,947 93,126
Davide Campari-Milano NV ....... 7,832 78,711
DiaSorin SpA ................ 323 31,171
Enel SpA ................... 102,609 677,373
Eni SpA .................... 27,767 439,664
Ferrari NV .................. 1,581 689,372
FinecoBank Banca Fineco SpA .... 7,920 118,616
Infrastrutture Wireless Italiane SpA
(b) (d) (e)
4,226 47,957
Intesa Sanpaolo SpA ........... 185,078 671,933
Leonardo SpA ................ 3,567 89,616
Mediobanca Banca di Credito
Finanziario SpA ............. 6,453 96,159
Moncler SpA ................. 2,575 192,148
Nexi SpA
(c) (d) (e)
................ 7,615 48,247
Poste Italiane SpA
(d) (e)
........... 5,785 72,453
Prysmian SpA ................ 3,194 166,580
Recordati Industria Chimica e
Farmaceutica SpA ........... 1,390 76,753
Snam SpA .................. 25,938 122,472
Telecom Italia SpA
(c)
............ 125,782 30,546
Terna - Rete Elettrica Nazionale .... 17,272 142,765
UniCredit SpA ................ 19,502 740,672
5,104,990
Security
Shares
Shares Value
Japan — 23.3%
Advantest Corp. ............... 9,600 $ 426,459
Aeon Co. Ltd. ................ 8,100 192,147
AGC, Inc. ................... 2,500 90,706
Aisin Corp. .................. 1,900 77,639
Ajinomoto Co., Inc. ............. 5,700 212,859
ANA Holdings, Inc. ............. 2,000 41,799
Asahi Group Holdings Ltd. ........ 6,100 223,991
Asahi Intecc Co. Ltd. ........... 2,800 49,055
Asahi Kasei Corp. ............. 15,700 115,133
Astellas Pharma, Inc. ........... 23,200 249,232
Azbil Corp. .................. 1,600 44,265
Bandai Namco Holdings, Inc. ...... 7,500 139,164
Bridgestone Corp. ............. 7,200 319,102
Brother Industries Ltd. .......... 3,000 55,639
Canon, Inc. .................. 12,700 378,397
Capcom Co. Ltd. .............. 4,400 82,430
Central Japan Railway Co. ....... 9,800 243,386
Chiba Bank Ltd. (The) ........... 6,300 52,423
Chubu Electric Power Co., Inc. ..... 8,100 105,917
Chugai Pharmaceutical Co. Ltd. .... 8,500 324,831
Concordia Financial Group Ltd. .... 14,300 71,875
Dai Nippon Printing Co. Ltd. ...... 2,700 82,689
Daifuku Co. Ltd. ............... 3,900 93,481
Dai-ichi Life Holdings, Inc. ........ 11,800 300,954
Daiichi Sankyo Co. Ltd. .......... 23,139 736,258
Daikin Industries Ltd. ........... 3,300 450,584
Daito Trust Construction Co. Ltd. ... 700 79,858
Daiwa House Industry Co. Ltd. ..... 7,600 226,217
Daiwa Securities Group, Inc. ...... 16,900 128,581
Denso Corp. ................. 23,800 455,810
Dentsu Group, Inc. ............. 2,600 72,194
Disco Corp. .................. 1,100 402,087
East Japan Railway Co. ......... 11,400 218,711
Eisai Co. Ltd. ................ 3,300 135,923
ENEOS Holdings, Inc. .......... 35,850 172,720
FANUC Corp. ................ 12,000 334,758
Fast Retailing Co. Ltd. .......... 2,200 681,617
Fuji Electric Co. Ltd. ............ 1,600 107,367
FUJIFILM Holdings Corp. ........ 14,100 316,610
Fujitsu Ltd. .................. 22,000 352,088
GLP J-REIT ................. 54 45,252
Hamamatsu Photonics KK ........ 1,700 59,936
Hankyu Hanshin Holdings, Inc. ..... 3,000 86,074
Hikari Tsushin, Inc. ............. 200 37,614
Hirose Electric Co. Ltd. .......... 335 34,425
Hitachi Construction Machinery Co. Ltd. 1,400 42,240
Hitachi Ltd. .................. 11,700 1,069,151
Honda Motor Co. Ltd. ........... 57,900 716,437
Hoshizaki Corp. ............... 1,400 51,081
Hoya Corp. .................. 4,400 550,312
Hulic Co. Ltd. ................ 4,700 48,271
Ibiden Co. Ltd. ................ 1,300 58,223
Idemitsu Kosan Co. Ltd. ......... 12,125 83,131
Iida Group Holdings Co. Ltd. ...... 2,000 25,883
Inpex Corp. .................. 12,100 183,934
Isuzu Motors Ltd. .............. 7,300 98,677
ITOCHU Corp. ............... 15,000 644,394
Japan Airlines Co. Ltd. .......... 1,500 28,482
Japan Exchange Group, Inc. ...... 6,300 170,639
Japan Metropolitan Fund Investment
Corp. .................... 88 54,832
Japan Post Bank Co. Ltd. ........ 18,600 199,863
Japan Post Holdings Co. Ltd. ...... 26,400 265,983
Japan Post Insurance Co. Ltd. ..... 2,300 43,965
Japan Real Estate Investment Corp. . 15 53,473

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
Japan Tobacco, Inc. ............ 15,000 $ 399,929
JFE Holdings, Inc. ............. 7,300 120,987
JSR Corp.
(c)
................. 2,200 62,970
Kajima Corp. ................. 5,200 106,728
Kansai Electric Power Co., Inc. (The) 8,400 119,858
Kao Corp. ................... 5,900 220,473
Kawasaki Kisen Kaisha Ltd. ....... 5,400 72,614
KDDI Corp. .................. 19,000 561,768
KDX Realty Investment Corp. ..... 52 55,270
Keisei Electric Railway Co. Ltd. .... 1,600 65,064
Keyence Corp. ............... 2,456 1,140,225
Kikkoman Corp. ............... 8,500 109,093
Kintetsu Group Holdings Co. Ltd. ... 2,100 61,166
Kirin Holdings Co. Ltd. .......... 9,700 134,891
Kobe Bussan Co. Ltd. ........... 2,000 49,007
Koito Manufacturing Co. Ltd. ...... 2,900 39,091
Komatsu Ltd. ................ 11,600 343,253
Konami Group Corp. ........... 1,200 81,743
Kubota Corp. ................ 13,000 203,967
Kyocera Corp. ................ 16,400 219,942
Kyowa Kirin Co. Ltd. ............ 3,500 62,969
Lasertec Corp. ............... 900 248,514
LY Corp. .................... 33,400 84,601
M3, Inc. .................... 5,600 80,592
Makita Corp. ................. 2,700 76,735
Marubeni Corp. ............... 18,400 318,682
MatsukiyoCocokara & Co. ........ 4,200 67,439
Mazda Motor Corp. ............ 7,600 88,081
McDonald's Holdings Co. Japan Ltd. . 1,000 44,967
MEIJI Holdings Co. Ltd. ......... 3,000 65,498
MinebeaMitsumi, Inc. ........... 4,600 90,229
MISUMI Group, Inc. ............ 3,400 47,365
Mitsubishi Chemical Group Corp. ... 15,800 96,290
Mitsubishi Corp. ............... 43,400 1,003,027
Mitsubishi Electric Corp. ......... 24,300 406,756
Mitsubishi Estate Co. Ltd. ........ 14,200 259,093
Mitsubishi HC Capital, Inc. ........ 10,500 73,234
Mitsubishi Heavy Industries Ltd. .... 40,000 382,745
Mitsubishi UFJ Financial Group, Inc. . 140,460 1,429,054
Mitsui & Co. Ltd. .............. 16,400 766,726
Mitsui Chemicals, Inc. ........... 2,000 58,672
Mitsui Fudosan Co. Ltd. ......... 33,000 359,146
Mitsui OSK Lines Ltd. ........... 4,200 128,128
Mizuho Financial Group, Inc. ...... 30,370 600,576
MonotaRO Co. Ltd. ............ 3,000 36,111
MS&AD Insurance Group Holdings, Inc. 15,900 280,755
Murata Manufacturing Co. Ltd. ..... 21,900 409,583
NEC Corp. .................. 3,200 233,617
Nexon Co. Ltd. ............... 4,300 71,472
Nidec Corp. ................. 5,300 219,787
Nintendo Co. Ltd. .............. 13,200 720,253
Nippon Building Fund, Inc. ........ 19 76,002
Nippon Express Holdings, Inc. ..... 1,000 51,045
Nippon Paint Holdings Co. Ltd. ..... 12,400 89,245
Nippon Prologis REIT, Inc. ........ 27 48,098
Nippon Sanso Holdings Corp. ..... 2,200 69,027
Nippon Steel Corp. ............. 10,900 262,303
Nippon Telegraph & Telephone Corp. 375,000 446,664
Nippon Yusen KK .............. 6,000 164,725
Nissan Chemical Corp. .......... 1,500 56,814
Nissan Motor Co. Ltd. ........... 28,700 113,723
Nissin Foods Holdings Co. Ltd. .... 2,400 66,164
Nitori Holdings Co. Ltd. .......... 1,000 151,552
Nitto Denko Corp. ............. 1,700 155,451
Nomura Holdings, Inc. .......... 37,900 242,580
Security
Shares
Shares Value
Japan (continued)
Nomura Real Estate Holdings, Inc. .. 1,600 $ 45,202
Nomura Real Estate Master Fund, Inc. 52 51,419
Nomura Research Institute Ltd. .... 5,010 141,526
NTT Data Group Corp. .......... 7,700 122,414
Obayashi Corp. ............... 8,600 102,258
Obic Co. Ltd. ................. 900 135,946
Odakyu Electric Railway Co. Ltd. ... 3,500 48,247
Olympus Corp. ............... 15,300 220,294
Omron Corp. ................. 2,100 75,195
Ono Pharmaceutical Co. Ltd. ...... 4,700 77,009
Oracle Corp. Japan ............ 500 37,601
Oriental Land Co. Ltd. .......... 13,900 445,296
ORIX Corp. .................. 14,800 323,702
Osaka Gas Co. Ltd. ............ 5,000 112,480
Otsuka Corp. ................ 2,800 59,412
Otsuka Holdings Co. Ltd. ........ 5,300 220,153
Pan Pacific International Holdings
Corp. .................... 4,700 124,558
Panasonic Holdings Corp. ........ 27,600 263,408
Rakuten Group, Inc.
(c)
........... 19,900 112,955
Recruit Holdings Co. Ltd. ........ 18,100 801,934
Renesas Electronics Corp. ....... 18,800 335,028
Resona Holdings, Inc. .......... 27,400 168,906
Ricoh Co. Ltd. ................ 7,200 63,971
Rohm Co. Ltd. ................ 4,400 70,571
SBI Holdings, Inc. ............. 2,945 77,248
SCREEN Holdings Co. Ltd. ....... 1,000 129,655
SCSK Corp. ................. 2,100 39,034
Secom Co. Ltd. ............... 2,700 195,893
Seiko Epson Corp. ............. 3,700 64,722
Sekisui Chemical Co. Ltd. ........ 5,000 73,153
Sekisui House Ltd. ............. 7,800 177,666
Seven & i Holdings Co. Ltd. ....... 28,020 408,416
SG Holdings Co. Ltd. ........... 3,600 45,590
Sharp Corp.
(c)
................ 2,300 12,810
Shimadzu Corp. ............... 3,100 86,348
Shimano, Inc. ................ 1,000 148,764
Shimizu Corp. ................ 7,300 47,141
Shin-Etsu Chemical Co. Ltd. ...... 22,700 995,666
Shionogi & Co. Ltd. ............ 3,100 158,416
Shiseido Co. Ltd. .............. 5,200 142,690
Shizuoka Financial Group, Inc. ..... 5,700 54,238
SMC Corp. .................. 700 394,912
SoftBank Corp. ............... 36,600 471,223
SoftBank Group Corp. .......... 12,900 766,071
Sompo Holdings, Inc. ........... 11,400 238,945
Sony Group Corp. ............. 15,800 1,354,862
Square Enix Holdings Co. Ltd. ..... 1,000 38,566
Subaru Corp. ................ 7,800 176,653
SUMCO Corp. ................ 4,200 66,405
Sumitomo Corp. .............. 13,300 320,370
Sumitomo Electric Industries Ltd. ... 9,200 142,557
Sumitomo Metal Mining Co. Ltd. .... 3,100 92,567
Sumitomo Mitsui Financial Group, Inc. 16,100 941,411
Sumitomo Mitsui Trust Holdings, Inc. . 8,200 176,682
Sumitomo Realty & Development Co.
Ltd. ..................... 3,800 145,519
Suntory Beverage & Food Ltd. ..... 1,800 60,885
Suzuki Motor Corp. ............ 20,000 228,345
Sysmex Corp. ................ 6,300 112,423
T&D Holdings, Inc. ............. 6,400 111,259
Taisei Corp. ................. 2,200 80,188
Takeda Pharmaceutical Co. Ltd. .... 20,071 558,253
TDK Corp. .................. 4,800 235,718
Terumo Corp. ................ 16,800 307,417

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Japan (continued)
TIS, Inc. .................... 2,900 $ 62,222
Tobu Railway Co. Ltd. ........... 2,500 62,512
Toho Co. Ltd. ................ 1,500 49,808
Tokio Marine Holdings, Inc. ....... 22,600 708,426
Tokyo Electric Power Co. Holdings,
Inc.
(c)
.................... 19,200 116,700
Tokyo Electron Ltd. ............ 5,900 1,536,650
Tokyo Gas Co. Ltd. ............ 4,800 109,118
Tokyu Corp. ................. 6,600 80,367
TOPPAN Holdings, Inc. .......... 2,800 70,188
Toray Industries, Inc. ........... 16,800 80,671
TOTO Ltd. .................. 1,700 47,660
Toyota Industries Corp. .......... 1,900 198,799
Toyota Motor Corp. ............ 133,600 3,376,736
Toyota Tsusho Corp. ............ 2,600 178,544
Trend Micro, Inc. .............. 1,600 81,259
Unicharm Corp. ............... 5,100 162,365
USS Co. Ltd. ................. 5,800 47,949
West Japan Railway Co. ......... 5,400 112,537
Yakult Honsha Co. Ltd. .......... 3,200 65,403
Yamaha Corp. ................ 1,900 41,011
Yamaha Motor Co. Ltd. .......... 11,100 102,248
Yamato Holdings Co. Ltd. ........ 3,700 53,252
Yaskawa Electric Corp. .......... 3,200 136,239
Yokogawa Electric Corp. ......... 3,000 69,088
Zensho Holdings Co. Ltd. ........ 1,200 49,902
ZOZO, Inc. .................. 1,400 34,748
50,141,925
Jordan — 0.0%
Hikma Pharmaceuticals plc ....... 2,182 52,785
Luxembourg — 0.1%
ArcelorMittal SA ............... 6,255 171,932
Eurofins Scientific SE ........... 1,690 107,654
279,586
Macau — 0.1%
Galaxy Entertainment Group Ltd. ... 28,000 140,758
Sands China Ltd.
(b) (c)
............ 30,400 85,766
226,524
Netherlands — 5.9%
ABN AMRO Bank NV , CVA
(d) (e)
..... 5,581 95,503
Adyen NV
(c) (d) (e)
............... 274 462,824
Aegon Ltd. .................. 18,241 111,285
Akzo Nobel NV ............... 2,217 165,649
Argenx SE
(c)
................. 751 296,099
ASM International NV ........... 595 364,380
ASML Holding NV ............. 5,079 4,923,897
ASR Nederland NV ............ 2,038 99,882
BE Semiconductor Industries NV ... 983 150,575
Euronext NV
(d) (e)
............... 1,072 102,022
EXOR NV ................... 1,190 132,431
Heineken Holding NV ........... 1,653 133,404
Heineken NV ................ 3,560 343,211
IMCD NV ................... 713 125,495
ING Groep NV ................ 42,052 692,314
JDE Peet's NV ............... 1,239 26,012
Koninklijke Ahold Delhaize NV ..... 12,047 360,468
Koninklijke KPN NV ............ 41,295 154,460
Koninklijke Philips NV
(c)
.......... 10,033 200,800
NN Group NV ................ 3,213 148,328
OCI NV .................... 1,324 36,289
Randstad NV ................ 1,394 73,611
Shell plc .................... 81,921 2,718,098
Universal Music Group NV ....... 10,161 305,342
Security
Shares
Shares Value
Netherlands (continued)
Wolters Kluwer NV ............. 3,093 $ 484,332
12,706,711
New Zealand — 0.2%
Auckland International Airport Ltd. .. 15,598 77,814
Fisher & Paykel Healthcare Corp. Ltd. 7,121 109,126
Mercury NZ Ltd. ............... 8,325 34,468
Meridian Energy Ltd. ........... 17,039 60,163
Spark New Zealand Ltd. ......... 24,652 70,181
Xero Ltd.
(c)
.................. 1,890 164,108
515,860
Norway — 0.5%
Aker BP ASA ................. 3,993 100,150
DNB Bank ASA ............... 11,307 224,755
Equinor ASA
(b)
................ 11,441 306,784
Gjensidige Forsikring ASA ........ 2,659 38,594
Kongsberg Gruppen ASA ........ 1,124 77,610
Mowi ASA ................... 5,916 108,669
Norsk Hydro ASA .............. 17,128 94,125
Orkla ASA ................... 8,334 58,861
Salmar ASA ................. 807 53,261
Telenor ASA ................. 8,005 89,034
1,151,843
Portugal — 0.2%
EDP - Energias de Portugal SA .... 40,013 156,116
Galp Energia SGPS SA ......... 5,774 95,458
Jeronimo Martins SGPS SA ....... 3,761 74,619
326,193
Singapore — 1.4%
CapitaLand Ascendas REIT ....... 48,190 98,851
CapitaLand Integrated Commercial
Trust .................... 63,356 92,897
CapitaLand Investment Ltd. ....... 34,092 67,651
City Developments Ltd. .......... 5,431 23,526
DBS Group Holdings Ltd. ........ 22,867 610,271
Genting Singapore Ltd. .......... 80,400 52,729
Grab Holdings Ltd. , Class A
(c)
...... 24,262 76,183
Jardine Cycle & Carriage Ltd. ..... 1,300 23,276
Keppel Ltd. .................. 19,002 103,258
Mapletree Logistics Trust
(b)
....... 43,932 47,499
Mapletree Pan Asia Commercial Trust 29,200 27,677
Oversea-Chinese Banking Corp. Ltd. 42,535 425,004
Sea Ltd. , ADR, Class A
(b) (c)
........ 4,524 242,984
Seatrium Ltd.
(c)
............... 585,453 34,216
Sembcorp Industries Ltd. ........ 11,400 45,573
Singapore Airlines Ltd. .......... 18,000 85,311
Singapore Exchange Ltd. ........ 9,500 64,831
Singapore Technologies Engineering
Ltd. ..................... 20,781 61,871
Singapore Telecommunications Ltd. . 105,750 198,738
STMicroelectronics NV .......... 8,602 370,215
United Overseas Bank Ltd. ....... 16,059 349,123
3,101,684
South Africa — 0.2%
Anglo American plc ............ 16,043 395,345
South Korea — 0.0%
Delivery Hero SE
(c) (d) (e)
........... 2,084 59,591
Spain — 2.6%
Acciona SA .................. 310 37,727
ACS Actividades de Construccion y
Servicios SA ............... 2,618 109,638
Aena SME SA
(d) (e)
.............. 947 186,515

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Spain (continued)
Amadeus IT Group SA .......... 5,665 $ 363,674
Banco Bilbao Vizcaya Argentaria SA . 73,548 875,846
Banco Santander SA
(b)
.......... 203,021 991,642
CaixaBank SA ................ 47,465 230,328
Cellnex Telecom SA
(b) (d) (e)
......... 5,811 205,562
EDP Renovaveis SA ............ 3,686 49,917
Enagas SA
(b)
................. 3,015 44,790
Endesa SA .................. 4,163 77,188
Grifols SA , Class A
(c)
............ 3,727 33,524
Iberdrola SA ................. 77,578 963,546
Industria de Diseno Textil SA
(b)
..... 13,885 699,197
Redeia Corp. SA .............. 5,101 87,131
Repsol SA .................. 15,288 255,176
Telefonica SA ................ 62,131 274,386
5,485,787
Sweden — 3.1%
Alfa Laval AB ................ 3,624 142,403
Assa Abloy AB , Class B ......... 12,770 366,477
Atlas Copco AB , Class A ......... 33,777 570,445
Atlas Copco AB , Class B ......... 19,432 287,010
Beijer Ref AB , Class B .......... 5,135 76,244
Boliden AB .................. 3,567 99,047
Epiroc AB , Class A ............. 8,088 151,832
Epiroc AB , Class B
(b)
............ 5,107 86,487
EQT AB .................... 4,729 149,718
Essity AB , Class B ............. 7,695 182,788
Evolution AB
(d) (e)
............... 2,298 285,421
Fastighets AB Balder , Class B
(c)
.... 7,698 56,545
Getinge AB , Class B ............ 2,861 57,543
H & M Hennes & Mauritz AB , Class B
(b)
8,333 135,879
Hexagon AB , Class B ........... 25,617 302,817
Holmen AB , Class B
(c)
........... 938 38,158
Husqvarna AB , Class B .......... 4,258 36,436
Industrivarden AB , Class A ....... 1,637 56,296
Industrivarden AB , Series C , Class C 1,883 64,750
Indutrade AB
(c)
................ 3,433 93,504
Investment AB Latour , Class B
(b)
.... 1,900 49,948
Investor AB , Class B
(b)
.......... 22,066 553,731
L E Lundbergforetagen AB , Class B . 1,010 54,669
Lifco AB , Class B .............. 2,916 76,149
Nibe Industrier AB , Class B ....... 19,050 93,677
Saab AB , Class B ............. 1,010 89,842
Sagax AB , Class B ............. 2,393 63,128
Sandvik AB
(b)
................. 13,403 297,557
Securitas AB , Class B ........... 6,541 67,431
Skandinaviska Enskilda Banken AB ,
Class A .................. 19,986 270,761
Skanska AB , Class B ........... 4,093 72,890
SKF AB , Class B .............. 4,114 83,987
Svenska Cellulosa AB SCA , Class B . 7,777 119,564
Svenska Handelsbanken AB , Class A 18,412 186,145
Swedbank AB , Class A .......... 10,840 215,150
Swedish Orphan Biovitrum AB
(c)
.... 2,426 60,559
Tele2 AB , Class B ............. 7,161 58,802
Telefonaktiebolaget LM Ericsson , Class
B ...................... 36,722 197,497
Telia Co. AB ................. 29,749 76,245
Volvo AB , Class A ............. 2,528 69,613
Volvo AB , Class B ............. 18,969 514,087
Volvo Car AB , Class B
(c)
......... 10,511 39,795
6,551,027
Switzerland — 6.1%
ABB Ltd. (Registered) ........... 20,153 934,904
Adecco Group AG (Registered) .... 2,047 80,984
Security
Shares
Shares Value
Switzerland (continued)
Alcon, Inc. .................. 6,291 $ 520,338
Avolta AG
(c)
.................. 1,260 52,463
Bachem Holding AG ............ 390 37,348
Baloise Holding AG (Registered) ... 535 83,891
Banque Cantonale Vaudoise
(Registered)
(b)
.............. 383 44,557
Barry Callebaut AG (Registered) .... 41 59,557
BKW AG ................... 269 41,336
Chocoladefabriken Lindt & Spruengli
AG ..................... 12 143,626
Chocoladefabriken Lindt & Spruengli
AG (Registered) ............ 1 120,639
Cie Financiere Richemont SA
(Registered)
(b)
.............. 6,738 1,025,796
Clariant AG (Registered) ......... 2,648 35,827
DSM-Firmenich AG ............ 2,371 269,659
EMS-Chemie Holding AG (Registered) 88 67,445
Geberit AG (Registered) ......... 425 251,168
Givaudan SA (Registered)
(b)
....... 115 511,950
Helvetia Holding AG (Registered) ... 461 63,558
Julius Baer Group Ltd. .......... 2,571 149,114
Kuehne + Nagel International AG
(Registered) ............... 661 183,902
Logitech International SA (Registered) 2,078 186,208
Lonza Group AG (Registered) ..... 938 560,547
Novartis AG (Registered) ........ 25,823 2,501,175
Partners Group Holding AG
(b)
...... 287 409,975
Sandoz Group AG
(c)
............ 5,236 158,053
Schindler Holding AG
(b)
.......... 508 127,873
Schindler Holding AG (Registered) .. 295 71,982
SGS SA (Registered)
(c)
.......... 1,888 183,292
SIG Group AG ................ 3,869 85,792
Sika AG (Registered) ........... 1,902 565,941
Sonova Holding AG (Registered) ... 630 182,444
Straumann Holding AG (Registered) . 1,401 223,540
Swatch Group AG (The) ......... 366 85,381
Swatch Group AG (The) (Registered) 685 31,061
Swiss Life Holding AG (Registered) .. 372 260,918
Swiss Prime Site AG (Registered) ... 947 89,328
Swisscom AG (Registered)
(b) (c)
..... 329 201,366
Temenos AG (Registered)
(b)
....... 760 54,363
UBS Group AG (Registered) ...... 41,370 1,273,821
VAT Group AG
(d) (e)
............. 338 174,609
Zurich Insurance Group AG ....... 1,840 993,995
13,099,726
United Kingdom — 10.7%
3i Group plc ................. 12,301 436,162
abrdn plc ................... 23,756 42,318
Admiral Group plc ............. 3,309 118,587
Ashtead Group plc ............. 5,475 389,980
Associated British Foods plc ...... 4,074 128,538
AstraZeneca plc .............. 19,529 2,623,601
Auto Trader Group plc
(d) (e)
........ 11,030 97,405
Aviva plc ................... 35,286 221,409
BAE Systems plc .............. 38,006 647,829
Barclays plc ................. 192,014 445,021
Barratt Developments plc ........ 12,384 74,330
Berkeley Group Holdings plc ...... 1,233 74,079
BP plc ..................... 214,995 1,348,756
British American Tobacco plc ...... 25,469 773,012
BT Group plc ................. 81,241 112,434
Bunzl plc ................... 4,215 162,183
Burberry Group plc ............. 4,331 66,249
Centrica plc ................. 71,254 114,866
CK Hutchison Holdings Ltd. ....... 34,159 164,395

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
United Kingdom (continued)
Coca-Cola Europacific Partners plc .. 2,626 $ 183,689
Compass Group plc ............ 21,412 628,071
Croda International plc .......... 1,754 108,530
DCC plc .................... 1,285 93,492
Diageo plc .................. 28,259 1,045,646
Entain plc ................... 8,144 81,725
Flutter Entertainment plc
(c)
........ 2,227 443,916
Halma plc ................... 4,761 142,165
Hargreaves Lansdown plc ........ 4,262 39,556
HSBC Holdings plc ............ 241,006 1,883,902
Imperial Brands plc ............ 10,350 231,370
Informa plc .................. 16,919 177,514
InterContinental Hotels Group plc ... 2,042 212,188
Intertek Group plc ............. 2,023 127,343
J Sainsbury plc ............... 20,732 70,788
JD Sports Fashion plc ........... 32,430 55,094
Kingfisher plc ................ 22,366 70,392
Land Securities Group plc ........ 9,146 75,966
Legal & General Group plc ....... 73,837 237,215
Lloyds Banking Group plc ........ 801,159 523,955
London Stock Exchange Group plc .. 5,204 622,680
M&G plc .................... 28,223 78,554
Melrose Industries plc ........... 17,233 146,324
National Grid plc .............. 47,068 634,195
NatWest Group plc ............. 71,684 240,094
Next plc .................... 1,505 175,430
Ocado Group plc
(b) (c)
............ 7,304 41,887
Pearson plc ................. 8,279 109,014
Persimmon plc ............... 4,139 68,627
Phoenix Group Holdings plc ...... 9,423 65,796
Reckitt Benckiser Group plc ....... 9,004 513,273
RELX plc ................... 23,662 1,020,434
Rentokil Initial plc .............. 31,528 187,450
Rolls-Royce Holdings plc
(c)
....... 107,406 577,884
Sage Group plc (The) ........... 12,763 203,979
Schroders plc
(b)
............... 10,539 50,069
Segro plc ................... 16,313 185,993
Severn Trent plc .............. 3,146 98,165
Smith & Nephew plc ............ 11,036 138,160
Smiths Group plc .............. 4,286 88,842
Spirax-Sarco Engineering plc ...... 917 116,345
SSE plc .................... 13,882 289,412
St. James's Place plc ........... 6,981 40,955
Standard Chartered plc .......... 28,899 244,998
Taylor Wimpey plc ............. 45,830 79,234
Tesco plc ................... 87,943 329,388
Unilever plc .................. 31,575 1,585,123
United Utilities Group plc ......... 8,430 109,536
Vodafone Group plc ............ 286,017 253,676
Whitbread plc ................ 2,445 102,220
Wise plc , Class A
(c)
............. 7,986 93,351
WPP plc .................... 13,817 130,946
23,095,705
United States — 7.2%
CRH plc .................... 8,779 757,716
CSL Ltd. .................... 6,123 1,148,843
CyberArk Software Ltd.
(c)
......... 497 132,018
Experian plc ................. 11,689 509,324
Ferrovial SE
(b)
................ 6,518 258,060
GSK plc .................... 51,580 1,107,443
Haleon plc .................. 87,578 367,020
Holcim AG
(b)
................. 6,525 591,144
James Hardie Industries plc , CDI
(c)
.. 5,470 219,858
Monday.com Ltd.
(c)
............. 389 87,863
Nestle SA (Registered) .......... 33,637 3,573,930
Security
Shares
Shares Value
United States (continued)
QIAGEN NV
(c)
................ 2,751 $ 117,571
Roche Holding AG ............. 396 106,787
Roche Holding AG
(b)
............ 8,849 2,259,318
Sanofi SA ................... 14,294 1,390,585
Schneider Electric SE ........... 6,885 1,556,536
Stellantis NV
(b)
................ 27,940 793,749
Swiss Re AG ................. 3,811 490,228
Tenaris SA .................. 6,279 124,144
15,592,137
Total Common Stocks — 98.4%
(Cost: $ 168,317,225 ) ............................. 211,979,311
Preferred Securities
Preferred Stocks — 0.4%
Germany — 0.4%
Bayerische Motoren Werke AG
(Preference) ............... 733 78,653
Dr. Ing h c F Porsche AG (Preference)
(d)
1,439 143,120
Henkel AG & Co. KGaA (Preference) 2,107 169,352
Porsche Automobil Holding SE
(Preference) ............... 1,910 101,180
Sartorius AG (Preference)
(c)
....... 345 137,003
Volkswagen AG (Preference) ...... 2,581 342,303
971,611
Total Preferred Stocks — 0.4%
(Cost: $ 792,714 ) ................................ 971,611
Total Long-Term Investments — 98 .8%
(Cost: $ 169,109,939 ) ............................. 212,950,922
Short-Term Securities
Money Market Funds — 6.7%
(f)(g)
BlackRock Cash Funds: Institutional,
SL Agency Shares , 5.50%
(h)
..... 14,317,004 14,324,162
BlackRock Liquidity Funds, T-Fund,
Institutional Class , 5.19% ...... 91,233 91,233
Total Short-Term Securities — 6 .7%
(Cost: $ 14,415,395 ) .............................. 14,415,395
Total Investments — 105.5%
(Cost: $ 183,525,334 ) ............................. 227,366,317
Liabilities in Excess of Other Assets — (5.5) % ............ (11,883,103)
Net Assets — 100.0% .............................. $ 215,483,214

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended March 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
(a)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)
All or a portion of this security is on loan.
(c)
Non-income producing security.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(e)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
03/31/24
Shares
Held at
03/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 14,324,261
(a)
$ — $ (99) $ — $ 14,324,162 14,317,004 $ 7,910
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 163,895 — (72,662)
(a)
— — 91,233 91,233 1,501 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 729,244 — (727,992)
(a)
(1,232) (20) — — — —
$ (1,331) $ (20) $ 14,415,395 $ 9,411 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
SGX Nikkei 225 Index ....................................................... 4 06/13/24 $ 533 $ 18,516
SPI 200 Index ............................................................ 2 06/20/24 259 7,271
EURO STOXX 50 Index ..................................................... 17 06/21/24 926 17,878
FTSE 100 Index ........................................................... 6 06/21/24 605 11,542
$ 55,207
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Australia ............................................. $ — $ 15,572,222 $ — $ 15,572,222
Austria .............................................. 97,384 384,293 — 481,677
Belgium ............................................. 48,279 1,637,637 — 1,685,916
Brazil ............................................... — 67,445 — 67,445
Burkina Faso .......................................... — 46,895 — 46,895
Chile ............................................... — 124,526 — 124,526
China ............................................... — 864,933 — 864,933
Denmark ............................................. — 7,776,234 — 7,776,234
Finland .............................................. — 2,054,794 — 2,054,794
France .............................................. 46,593 22,128,982 — 22,175,575
Germany ............................................ — 17,404,665 — 17,404,665
Hong Kong ........................................... 34,223 3,485,655 — 3,519,878
Ireland .............................................. 220,490 727,019 — 947,509
Israel ............................................... 527,356 842,267 — 1,369,623
Italy ................................................ 30,546 5,074,444 — 5,104,990
Japan ............................................... 1,937,858 48,204,067 — 50,141,925
Jordan .............................................. — 52,785 — 52,785
Luxembourg .......................................... — 279,586 — 279,586
Macau .............................................. — 226,524 — 226,524

Schedule of Investments
(unaudited) (continued)
March 31, 2024
BlackRock International Index V.I. Fund

Level 1 Level 2 Level 3 Total
Netherlands ........................................... $ 26,012 $ 12,680,699 $ — $ 12,706,711
New Zealand .......................................... 351,752 164,108 — 515,860
Norway .............................................. 89,034 1,062,809 — 1,151,843
Portugal ............................................. — 326,193 — 326,193
Singapore ............................................ 319,167 2,782,517 — 3,101,684
South Africa ........................................... — 395,345 — 395,345
South Korea .......................................... — 59,591 — 59,591
Spain ............................................... — 5,485,787 — 5,485,787
Sweden ............................................. 60,559 6,490,468 — 6,551,027
Switzerland ........................................... — 13,099,726 — 13,099,726
United Kingdom ........................................ 183,689 22,912,016 — 23,095,705
United States .......................................... 219,881 15,372,256 — 15,592,137
Preferred Securities ....................................... — 971,611 — 971,611
Short-Term Securities
Money Market Funds ...................................... 14,415,395 — — 14,415,395
$ 18,608,218 $ 208,758,099 $ — $ 227,366,317
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 55,207 $ — $ 55,207
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
ADR American Depositary Receipts
CDI Crest Depository Interests
CVA Certification Van Aandelon (Dutch Certificate)
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget
Fair Value Hierarchy as of Period End (continued)